Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) shares in Thousands		6 Months Ended	12 Months Ended
	Dec. 28, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2021
Operating lease assets		$ 57,506,000	$ 0
Operating lease liabilities		58,004,000	$ 0
Intangible asset impairment		0
Goodwill impairment		$ 0
Public warrants provision, amounts of shareholders needed to accept tender offer resulting in cash entitlements		50.00%
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Estimated useful life			2 years
Compensation expense			$ 90,500,000
Unincorporated Business Tax			(0.08%)	0.10%	(8.07%)
Minimum [Member]
Estimated useful life		2 years
Maximum [Member]
Estimated useful life		7 years
Maximum [Member] | Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Estimated useful life			7 years
Accounting Standards Update 2016-02
Operating lease assets						$ 13,800,000
Operating lease liabilities						$ 14,400,000
NEW YORK | Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Unincorporated Business Tax			4.00%
CONNECTICUT | Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Unincorporated Business Tax			6.99%
Restricted Stock Units (RSUs) [Member] | Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Conversion of stock	9,050